Warrant Derivative Liabilities (Details) - Warrant Derivative Liability [Member] - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Number of outstanding balance, Beginning	$ 208,768	$ 334,618
Recognition of derivative liability	56,216,388	261,090
Change in fair value through profit and loss	(6,808,106)	(386,940)
Reclassification to equity on exercise of warrants	(4,236,117)	0
Number of outstanding balance, Ending	$ 45,380,933	$ 208,768